Quarterly Holdings Report
for
Fidelity® Series Sustainable U.S. Market Fund
October 31, 2023
SUQ-NPRT3-1223
1.9908963.100
Common Stocks - 94.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	1,146	17,648
Cellnex Telecom SA (a)	28	823
Cogent Communications Group, Inc.	32	2,079
Frontier Communications Parent, Inc. (b)	64	1,147
Iridium Communications, Inc.	22	815
Verizon Communications, Inc.	1,006	35,341
		57,853
Entertainment - 1.2%
Electronic Arts, Inc.	74	9,160
IMAX Corp. (b)	85	1,548
Netflix, Inc. (b)	130	53,520
The Walt Disney Co. (b)	447	36,471
Universal Music Group NV	258	6,318
Vivid Seats, Inc. Class A (b)	213	1,252
Warner Bros Discovery, Inc. (b)	529	5,258
		113,527
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (b)	1,263	156,713
Class C (b)	1,152	144,346
Pinterest, Inc. Class A (b)	116	3,466
QuinStreet, Inc. (b)	116	1,312
Snap, Inc. Class A (b)	3,202	32,052
TripAdvisor, Inc. (b)	52	768
Ziff Davis, Inc. (b)	68	4,111
Zoominfo Technologies, Inc. (b)	684	8,865
		351,633
Media - 1.1%
Comcast Corp. Class A	2,148	88,691
Interpublic Group of Companies, Inc.	343	9,741
News Corp.:
Class A	172	3,557
Class B	136	2,916
Nexstar Broadcasting Group, Inc. Class A	1	140
Paramount Global Class B	390	4,243
		109,288
TOTAL COMMUNICATION SERVICES		632,301
CONSUMER DISCRETIONARY - 9.6%
Automobile Components - 0.2%
Aptiv PLC (b)	106	9,243
BorgWarner, Inc.	80	2,952
Fox Factory Holding Corp. (b)	47	3,829
LCI Industries	32	3,472
		19,496
Automobiles - 1.0%
Harley-Davidson, Inc.	56	1,504
Rivian Automotive, Inc. (b)	616	9,992
Tesla, Inc. (b)	393	78,930
Thor Industries, Inc.	14	1,231
		91,657
Broadline Retail - 3.0%
Alibaba Group Holding Ltd. sponsored ADR (b)	131	10,813
Amazon.com, Inc. (b)	2,009	267,378
Coupang, Inc. Class A (b)	97	1,649
eBay, Inc.	7	275
Kohl's Corp.	56	1,263
Macy's, Inc.	72	877
		282,255
Distributors - 0.2%
LKQ Corp.	335	14,713
Pool Corp.	16	5,052
		19,765
Diversified Consumer Services - 0.3%
ADT, Inc.	260	1,472
Bright Horizons Family Solutions, Inc. (b)	24	1,777
European Wax Center, Inc. (b)	108	1,595
Grand Canyon Education, Inc. (b)	13	1,538
H&R Block, Inc.	444	18,226
Laureate Education, Inc. Class A	181	2,559
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	77	5,043
Service Corp. International	36	1,959
		34,169
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. Class A (b)	147	17,389
Amadeus IT Holding SA Class A	71	4,043
ARAMARK Holdings Corp.	148	3,986
Booking Holdings, Inc. (b)	12	33,475
Boyd Gaming Corp.	28	1,547
Chipotle Mexican Grill, Inc. (b)	4	7,769
Darden Restaurants, Inc.	10	1,455
Everi Holdings, Inc. (b)	212	2,287
Hilton Grand Vacations, Inc. (b)	95	3,415
Las Vegas Sands Corp.	137	6,502
Marriott Vacations Worldwide Corp.	8	719
McDonald's Corp.	47	12,322
MGM Resorts International	38	1,327
Planet Fitness, Inc. (b)	48	2,653
Restaurant Brands International, Inc.	20	1,343
Royal Caribbean Cruises Ltd. (b)	17	1,440
Starbucks Corp.	262	24,167
Travel+Leisure Co.	31	1,055
Vail Resorts, Inc.	46	9,764
Wendy's Co.	84	1,598
Wingstop, Inc.	7	1,279
Wyndham Hotels & Resorts, Inc.	40	2,896
Yum! Brands, Inc.	23	2,780
		145,211
Household Durables - 0.5%
D.R. Horton, Inc.	88	9,187
Green Brick Partners, Inc. (b)	81	3,135
M.D.C. Holdings, Inc.	121	4,592
PulteGroup, Inc.	47	3,459
SharkNinja Hong Kong Co. Ltd.	100	4,176
Skyline Champion Corp. (b)	97	5,687
Sony Group Corp. sponsored ADR	88	7,308
Tempur Sealy International, Inc.	87	3,474
TopBuild Corp. (b)	15	3,431
		44,449
Leisure Products - 0.1%
Acushnet Holdings Corp.	31	1,580
Brunswick Corp.	13	903
Clarus Corp.	204	1,181
Hasbro, Inc.	179	8,082
Mattel, Inc. (b)	42	801
YETI Holdings, Inc. (b)	19	808
		13,355
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (b)	131	7,967
Academy Sports & Outdoors, Inc.	200	8,968
American Eagle Outfitters, Inc.	529	9,242
AutoNation, Inc. (b)	9	1,171
AutoZone, Inc. (b)	2	4,954
Best Buy Co., Inc.	147	9,823
Dick's Sporting Goods, Inc.	38	4,064
Five Below, Inc. (b)	45	7,829
GameStop Corp. Class A (b)	42	578
Gap, Inc.	140	1,792
Lowe's Companies, Inc.	323	61,554
Murphy U.S.A., Inc.	26	9,430
Ross Stores, Inc.	64	7,422
The Home Depot, Inc.	112	31,885
TJX Companies, Inc.	206	18,142
Tractor Supply Co.	30	5,777
Ulta Beauty, Inc. (b)	9	3,432
Victoria's Secret & Co. (b)	59	1,055
Warby Parker, Inc. (b)	183	2,375
Williams-Sonoma, Inc.	24	3,606
		201,066
Textiles, Apparel & Luxury Goods - 0.7%
Compagnie Financiere Richemont SA Series A	34	4,011
Crocs, Inc. (b)	91	8,128
Hermes International SCA	3	5,586
Kontoor Brands, Inc.	83	3,855
LVMH Moet Hennessy Louis Vuitton SE	11	7,875
NIKE, Inc. Class B	287	29,495
PVH Corp.	46	3,420
Ralph Lauren Corp.	18	2,026
Tapestry, Inc.	76	2,095
VF Corp.	40	589
		67,080
TOTAL CONSUMER DISCRETIONARY		918,503
CONSUMER STAPLES - 6.1%
Beverages - 1.4%
Brown-Forman Corp. Class A	31	1,780
Celsius Holdings, Inc. (b)	145	22,053
Coca-Cola European Partners PLC	225	13,165
Constellation Brands, Inc. Class A (sub. vtg.)	4	937
Diageo PLC sponsored ADR	3	461
Molson Coors Beverage Co. Class B	182	10,514
Primo Water Corp.	230	3,004
The Coca-Cola Co.	1,427	80,611
		132,525
Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings, Inc. (b)	131	8,924
Casey's General Stores, Inc.	16	4,351
Costco Wholesale Corp.	42	23,202
Dollar General Corp.	27	3,214
Dollar Tree, Inc. (b)	64	7,110
Kroger Co.	243	11,025
Performance Food Group Co. (b)	76	4,390
Sprouts Farmers Market LLC (b)	120	5,042
Sysco Corp.	157	10,439
Target Corp.	148	16,397
Walmart, Inc.	238	38,892
		132,986
Food Products - 1.8%
Archer Daniels Midland Co.	169	12,095
Bunge Ltd.	159	16,851
Campbell Soup Co.	187	7,557
Conagra Brands, Inc.	279	7,633
Darling Ingredients, Inc. (b)	89	3,942
Freshpet, Inc. (b)	18	1,033
General Mills, Inc.	420	27,401
Hormel Foods Corp.	17	553
Hostess Brands, Inc. Class A (b)	59	1,971
Kellanova	431	21,753
McCormick & Co., Inc. (non-vtg.)	104	6,646
Mondelez International, Inc.	610	40,388
Nomad Foods Ltd. (b)	191	2,640
The J.M. Smucker Co.	10	1,138
The Kraft Heinz Co.	359	11,294
The Simply Good Foods Co. (b)	70	2,610
TreeHouse Foods, Inc. (b)	14	584
WK Kellogg Co.	107	1,072
		167,161
Household Products - 1.3%
Church & Dwight Co., Inc.	149	13,550
Colgate-Palmolive Co.	89	6,686
Kimberly-Clark Corp.	122	14,596
Procter & Gamble Co.	495	74,265
Reckitt Benckiser Group PLC	55	3,680
The Clorox Co.	90	10,593
		123,370
Personal Care Products - 0.2%
Coty, Inc. Class A (b)	154	1,443
elf Beauty, Inc. (b)	21	1,945
Estee Lauder Companies, Inc. Class A	17	2,191
Haleon PLC	1,404	5,627
Haleon PLC ADR	656	5,307
Unilever PLC sponsored ADR	78	3,693
		20,206
TOTAL CONSUMER STAPLES		576,248
ENERGY - 6.5%
Energy Equipment & Services - 1.3%
Baker Hughes Co. Class A	887	30,531
Cactus, Inc.	115	5,398
Championx Corp.	503	15,492
NOV, Inc.	466	9,301
Oceaneering International, Inc. (b)	215	4,728
Patterson-UTI Energy, Inc.	236	2,997
Schlumberger Ltd.	555	30,891
TechnipFMC PLC	901	19,390
Valaris Ltd. (b)	75	4,953
		123,681
Oil, Gas & Consumable Fuels - 5.2%
Antero Midstream GP LP	477	5,886
Antero Resources Corp. (b)	330	9,715
Cheniere Energy, Inc.	175	29,124
Chesapeake Energy Corp.	21	1,808
Chord Energy Corp.	11	1,819
ConocoPhillips Co.	185	21,978
Coterra Energy, Inc.	140	3,850
Denbury, Inc. (b)	74	6,578
Devon Energy Corp.	107	4,983
Diamondback Energy, Inc.	117	18,757
DT Midstream, Inc.	110	5,937
EOG Resources, Inc.	131	16,539
Equinor ASA sponsored ADR	737	24,594
Hess Corp.	389	56,172
HF Sinclair Corp.	50	2,769
Imperial Oil Ltd.	438	24,961
Kosmos Energy Ltd. (b)	2,195	15,892
Magnolia Oil & Gas Corp. Class A	523	11,741
Marathon Oil Corp.	193	5,271
Marathon Petroleum Corp.	127	19,209
MEG Energy Corp. (b)	139	2,746
National Energy Services Reunited Corp. (b)	249	1,407
New Fortress Energy, Inc.	51	1,545
Occidental Petroleum Corp.	385	23,797
ONEOK, Inc.	582	37,946
Ovintiv, Inc.	216	10,368
Parex Resources, Inc.	609	11,673
Phillips 66 Co.	219	24,981
Range Resources Corp.	73	2,616
Reliance Industries Ltd. GDR (a)	92	5,023
Shell PLC ADR	705	45,924
Targa Resources Corp.	60	5,017
The Williams Companies, Inc.	494	16,994
Valero Energy Corp.	102	12,954
		490,574
TOTAL ENERGY		614,255
FINANCIALS - 11.6%
Banks - 4.5%
Bank of America Corp.	3,629	95,588
Bank OZK	31	1,110
Citigroup, Inc.	539	21,285
Citizens Financial Group, Inc.	7	164
Columbia Banking Systems, Inc.	72	1,416
Comerica, Inc.	132	5,201
East West Bancorp, Inc.	55	2,949
Eastern Bankshares, Inc.	86	947
Fifth Third Bancorp	166	3,936
First Bancorp, Puerto Rico	329	4,392
First Citizens Bancshares, Inc.	2	2,761
First Hawaiian, Inc.	150	2,690
First Interstate Bancsystem, Inc.	89	2,053
Glacier Bancorp, Inc.	74	2,234
Huntington Bancshares, Inc.	1,184	11,426
JPMorgan Chase & Co.	837	116,393
KeyCorp	514	5,253
M&T Bank Corp.	108	12,177
Nu Holdings Ltd. (b)	490	4,018
Pathward Financial, Inc.	88	3,986
Pinnacle Financial Partners, Inc.	65	4,053
PNC Financial Services Group, Inc.	388	44,414
Regions Financial Corp.	1,351	19,630
Synovus Financial Corp.	224	5,840
Trico Bancshares	42	1,359
Truist Financial Corp.	624	17,697
U.S. Bancorp	817	26,046
United Community Bank, Inc.	173	3,822
Univest Corp. of Pennsylvania	62	1,033
Webster Financial Corp.	44	1,671
Western Alliance Bancorp.	88	3,617
Zions Bancorp NA	66	2,036
		431,197
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	39	4,788
Ameriprise Financial, Inc.	34	10,695
Bank of New York Mellon Corp.	330	14,025
BlackRock, Inc. Class A	40	24,491
CME Group, Inc.	23	4,910
FactSet Research Systems, Inc.	9	3,887
Goldman Sachs Group, Inc.	67	20,342
Houlihan Lokey	54	5,428
Intercontinental Exchange, Inc.	64	6,876
Invesco Ltd.	58	752
Janus Henderson Group PLC	170	3,922
KKR & Co. LP	134	7,424
LPL Financial	23	5,164
Moody's Corp.	32	9,856
Morgan Stanley	448	31,727
NASDAQ, Inc.	121	6,002
Northern Trust Corp.	308	20,300
S&P Global, Inc.	99	34,582
State Street Corp.	102	6,592
TMX Group Ltd.	130	2,707
		224,470
Consumer Finance - 0.4%
American Express Co.	177	25,847
Discover Financial Services	53	4,350
SLM Corp.	68	884
SoFi Technologies, Inc. (b)	227	1,714
Synchrony Financial	198	5,554
		38,349
Financial Services - 1.9%
Affirm Holdings, Inc. (b)	50	881
Block, Inc. Class A (b)	192	7,728
Edenred SA	47	2,498
Essent Group Ltd.	140	6,614
Fidelity National Information Services, Inc.	304	14,929
Global Payments, Inc.	4	425
MasterCard, Inc. Class A	165	62,098
MGIC Investment Corp.	102	1,718
PayPal Holdings, Inc. (b)	127	6,579
Radian Group, Inc.	202	5,119
Visa, Inc. Class A	291	68,414
Voya Financial, Inc.	37	2,470
Walker & Dunlop, Inc.	23	1,490
WEX, Inc. (b)	15	2,497
		183,460
Insurance - 2.4%
AFLAC, Inc.	31	2,421
Allstate Corp.	9	1,153
American International Group, Inc.	95	5,824
Arch Capital Group Ltd. (b)	165	14,302
Assurant, Inc.	45	6,701
Assured Guaranty Ltd.	29	1,810
Axis Capital Holdings Ltd.	47	2,684
Everest Re Group Ltd.	4	1,582
Genworth Financial, Inc. Class A (b)	595	3,564
Hartford Financial Services Group, Inc.	156	11,458
Loews Corp.	64	4,097
Marsh & McLennan Companies, Inc.	98	18,586
MetLife, Inc.	238	14,282
Primerica, Inc.	50	9,558
Progressive Corp.	119	18,813
Prudential Financial, Inc.	366	33,467
Reinsurance Group of America, Inc.	23	3,438
RenaissanceRe Holdings Ltd.	9	1,976
Selective Insurance Group, Inc.	55	5,726
The Travelers Companies, Inc.	278	46,548
Unum Group	64	3,130
Willis Towers Watson PLC	51	12,030
		223,150
TOTAL FINANCIALS		1,100,626
HEALTH CARE - 13.1%
Biotechnology - 1.7%
AbbVie, Inc.	95	13,412
Alnylam Pharmaceuticals, Inc. (b)	67	10,171
Amgen, Inc.	72	18,410
Arcellx, Inc. (b)	48	1,692
Arrowhead Pharmaceuticals, Inc. (b)	70	1,721
Astria Therapeutics, Inc. (b)	80	399
Biogen, Inc. (b)	28	6,651
Blueprint Medicines Corp. (b)	30	1,766
Celldex Therapeutics, Inc. (b)	33	776
Cogent Biosciences, Inc. (b)	151	1,232
Cytokinetics, Inc. (b)	66	2,301
Exact Sciences Corp. (b)	107	6,590
Gilead Sciences, Inc.	454	35,657
Icosavax, Inc. (b)	99	609
Insmed, Inc. (b)	70	1,754
Janux Therapeutics, Inc. (b)	104	668
Keros Therapeutics, Inc. (b)	40	1,142
Krystal Biotech, Inc. (b)	14	1,636
Mirati Therapeutics, Inc. (b)	61	3,387
Moderna, Inc. (b)	58	4,406
Morphic Holding, Inc. (b)	71	1,416
Nuvalent, Inc. Class A (b)	26	1,354
PTC Therapeutics, Inc. (b)	30	563
Regeneron Pharmaceuticals, Inc. (b)	29	22,617
Roivant Sciences Ltd. (b)	164	1,417
Tango Therapeutics, Inc. (b)	234	1,966
Tyra Biosciences, Inc. (b)	150	1,740
Vertex Pharmaceuticals, Inc. (b)	30	10,863
Verve Therapeutics, Inc. (b)	88	1,060
Xenon Pharmaceuticals, Inc. (b)	88	2,728
Zentalis Pharmaceuticals, Inc. (b)	119	1,947
		162,051
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	273	25,812
Becton, Dickinson & Co.	42	10,617
Boston Scientific Corp. (b)	548	28,052
DexCom, Inc. (b)	137	12,170
Edwards Lifesciences Corp. (b)	95	6,053
Envista Holdings Corp. (b)	90	2,094
GE Healthcare Holding LLC	212	14,113
Haemonetics Corp. (b)	54	4,602
Hologic, Inc. (b)	75	4,963
IDEXX Laboratories, Inc. (b)	34	13,582
Inspire Medical Systems, Inc. (b)	5	736
Insulet Corp. (b)	32	4,242
Integer Holdings Corp. (b)	27	2,192
Intuitive Surgical, Inc. (b)	24	6,293
Penumbra, Inc. (b)	6	1,147
ResMed, Inc.	8	1,130
Shockwave Medical, Inc. (b)	18	3,713
STERIS PLC	28	5,879
Stryker Corp.	39	10,539
The Cooper Companies, Inc.	38	11,847
TransMedics Group, Inc. (b)	49	1,837
Zimmer Biomet Holdings, Inc.	122	12,738
		184,351
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. (b)	40	2,940
agilon health, Inc. (b)	164	2,952
Cardinal Health, Inc.	97	8,827
Centene Corp. (b)	312	21,522
Cigna Group	217	67,096
CVS Health Corp.	423	29,191
DaVita HealthCare Partners, Inc. (b)	59	4,557
Elevance Health, Inc.	77	34,657
Guardant Health, Inc. (b)	98	2,536
HCA Holdings, Inc.	46	10,402
Humana, Inc.	52	27,232
Laboratory Corp. of America Holdings	33	6,591
McKesson Corp.	57	25,956
Privia Health Group, Inc. (b)	66	1,387
Quest Diagnostics, Inc.	70	9,107
R1 RCM, Inc. (b)	233	2,747
Surgery Partners, Inc. (b)	90	2,082
Tenet Healthcare Corp. (b)	27	1,450
UnitedHealth Group, Inc.	285	152,635
		413,867
Health Care Technology - 0.0%
Evolent Health, Inc. (b)	71	1,735
Teladoc Health, Inc. (b)	54	893
		2,628
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	67	6,926
Avantor, Inc. (b)	223	3,887
Azenta, Inc. (b)	21	954
Danaher Corp.	203	38,980
Fortrea Holdings, Inc.	38	1,079
ICON PLC (b)	13	3,171
IQVIA Holdings, Inc. (b)	5	904
Mettler-Toledo International, Inc. (b)	3	2,956
Thermo Fisher Scientific, Inc.	21	9,340
Waters Corp. (b)	10	2,385
West Pharmaceutical Services, Inc.	13	4,138
		74,720
Pharmaceuticals - 4.3%
AstraZeneca PLC sponsored ADR	186	11,761
Axsome Therapeutics, Inc. (b)	28	1,744
Bristol-Myers Squibb Co.	1,176	60,599
CymaBay Therapeutics, Inc. (b)	160	2,621
Edgewise Therapeutics, Inc. (b)	111	710
Eli Lilly & Co.	180	99,707
Enliven Therapeutics, Inc. (b)	77	954
GSK PLC sponsored ADR	145	5,177
Johnson & Johnson	541	80,252
Merck & Co., Inc.	431	44,264
Novo Nordisk A/S:
Series B	14	1,351
Series B sponsored ADR	94	9,078
Perrigo Co. PLC	24	663
Pfizer, Inc.	743	22,706
Roche Holding AG (participation certificate)	39	10,051
Sanofi SA sponsored ADR	339	15,340
Terns Pharmaceuticals, Inc. (b)	113	594
Ventyx Biosciences, Inc. (b)	117	1,687
Zoetis, Inc. Class A	227	35,639
		404,898
TOTAL HEALTH CARE		1,242,515
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.4%
Airbus Group NV	207	27,754
Axon Enterprise, Inc. (b)	51	10,429
BWX Technologies, Inc.	75	5,571
Curtiss-Wright Corp.	38	7,555
HEICO Corp.	51	8,079
HEICO Corp. Class A	61	7,755
Hexcel Corp.	84	5,201
Howmet Aerospace, Inc.	102	4,498
Kratos Defense & Security Solutions, Inc. (b)	241	4,109
Lockheed Martin Corp.	19	8,638
Mercury Systems, Inc. (b)	88	3,166
Northrop Grumman Corp.	47	22,157
Spirit AeroSystems Holdings, Inc. Class A	57	1,288
Textron, Inc.	175	13,300
V2X, Inc. (b)	57	2,911
Woodward, Inc.	33	4,115
		136,526
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	93	7,610
DHL Group	101	3,928
Expeditors International of Washington, Inc.	167	18,245
FedEx Corp.	68	16,327
GXO Logistics, Inc. (b)	43	2,172
United Parcel Service, Inc. Class B	216	30,510
		78,792
Building Products - 0.9%
Builders FirstSource, Inc. (b)	17	1,845
Carrier Global Corp.	308	14,679
Fortune Brands Home & Security, Inc.	160	8,928
Johnson Controls International PLC	388	19,020
Lennox International, Inc.	23	8,522
Owens Corning	47	5,328
Simpson Manufacturing Co. Ltd.	47	6,259
The AZEK Co., Inc. (b)	58	1,520
Trane Technologies PLC	123	23,408
Trex Co., Inc. (b)	18	1,012
		90,521
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	273	3,639
Cintas Corp.	8	4,057
Copart, Inc.	108	4,700
Veralto Corp.	67	4,623
Vestis Corp.	74	1,131
		18,150
Construction & Engineering - 0.5%
Comfort Systems U.S.A., Inc.	46	8,365
Dycom Industries, Inc. (b)	20	1,704
EMCOR Group, Inc.	48	9,919
Granite Construction, Inc.	114	4,615
IES Holdings, Inc. (b)	99	6,161
MasTec, Inc. (b)	10	594
Quanta Services, Inc.	63	10,529
Sterling Construction Co., Inc. (b)	53	3,861
Willscot Mobile Mini Holdings (b)	50	1,971
		47,719
Electrical Equipment - 0.7%
Acuity Brands, Inc.	26	4,211
Atkore, Inc. (b)	58	7,208
Eaton Corp. PLC	65	13,514
Fluence Energy, Inc. (b)	43	745
Hubbell, Inc. Class B	17	4,592
nVent Electric PLC	35	1,685
Regal Rexnord Corp.	108	12,788
Rockwell Automation, Inc.	11	2,891
Sunrun, Inc. (b)	62	598
Thermon Group Holdings, Inc. (b)	125	3,336
Vertiv Holdings Co.	311	12,213
		63,781
Ground Transportation - 1.0%
Avis Budget Group, Inc. (b)	9	1,465
CSX Corp.	228	6,806
J.B. Hunt Transport Services, Inc.	26	4,469
Landstar System, Inc.	24	3,955
Norfolk Southern Corp.	30	5,724
Ryder System, Inc.	33	3,219
Schneider National, Inc. Class B	44	1,115
U-Haul Holding Co. (b)	23	1,130
U-Haul Holding Co. (non-vtg.)	18	850
Uber Technologies, Inc. (b)	1,259	54,490
Union Pacific Corp.	61	12,664
		95,887
Industrial Conglomerates - 1.7%
General Electric Co.	1,142	124,055
Honeywell International, Inc.	144	26,389
Siemens AG	55	7,298
		157,742
Machinery - 1.5%
AGCO Corp.	8	917
Astec Industries, Inc.	45	1,802
Caterpillar, Inc.	36	8,138
Chart Industries, Inc. (b)	17	1,976
Crane Co.	13	1,265
Cummins, Inc.	104	22,495
Deere & Co.	41	14,980
Dover Corp.	41	5,328
Federal Signal Corp.	102	5,920
Flowserve Corp.	56	2,056
Fortive Corp.	140	9,139
Graco, Inc.	66	4,907
IDEX Corp.	18	3,445
Ingersoll Rand, Inc.	116	7,039
ITT, Inc.	14	1,307
Oshkosh Corp.	46	4,036
Parker Hannifin Corp.	8	2,951
Pentair PLC	391	22,725
SPX Technologies, Inc. (b)	87	6,970
Terex Corp.	97	4,443
Xylem, Inc.	92	8,606
		140,445
Passenger Airlines - 0.0%
Copa Holdings SA Class A	12	980
Professional Services - 1.0%
ASGN, Inc. (b)	44	3,672
Automatic Data Processing, Inc.	180	39,280
Broadridge Financial Solutions, Inc.	81	13,822
Ceridian HCM Holding, Inc. (b)	76	4,865
ExlService Holdings, Inc. (b)	205	5,353
FTI Consulting, Inc. (b)	20	4,245
KBR, Inc.	79	4,594
Leidos Holdings, Inc.	55	5,452
Maximus, Inc.	65	4,857
Paychex, Inc.	9	999
TransUnion Holding Co., Inc.	67	2,940
WNS Holdings Ltd. sponsored ADR (b)	26	1,412
		91,491
Trading Companies & Distributors - 0.5%
Air Lease Corp. Class A	38	1,316
Ferguson PLC	114	17,123
Finning International, Inc.	42	1,125
GMS, Inc. (b)	36	2,105
SiteOne Landscape Supply, Inc. (b)	13	1,791
United Rentals, Inc.	19	7,719
W.W. Grainger, Inc.	19	13,867
WESCO International, Inc.	18	2,308
		47,354
TOTAL INDUSTRIALS		969,388
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	37	7,414
Cisco Systems, Inc.	1,203	62,712
Extreme Networks, Inc. (b)	127	2,619
Motorola Solutions, Inc.	33	9,189
		81,934
Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries, Inc.	77	6,719
Avnet, Inc.	60	2,780
Crane Nxt Co.	18	936
Fabrinet (b)	30	4,650
Insight Enterprises, Inc. (b)	66	9,458
Keysight Technologies, Inc. (b)	103	12,571
TD SYNNEX Corp.	21	1,925
Trimble, Inc. (b)	96	4,524
		43,563
IT Services - 1.8%
Accenture PLC Class A	67	19,905
Akamai Technologies, Inc. (b)	135	13,950
Amdocs Ltd.	115	9,218
Capgemini SA	11	1,944
Cloudflare, Inc. (b)	35	1,984
Cognizant Technology Solutions Corp. Class A	57	3,675
Digitalocean Holdings, Inc. (b)	101	2,066
DXC Technology Co. (b)	82	1,654
Fastly, Inc. Class A (b)	331	4,856
Gartner, Inc. (b)	15	4,981
GoDaddy, Inc. (b)	102	7,469
IBM Corp.	261	37,751
MongoDB, Inc. Class A (b)	42	14,473
Okta, Inc. (b)	123	8,291
Perficient, Inc. (b)	21	1,222
Shopify, Inc. Class A (b)	136	6,423
Snowflake, Inc. (b)	74	10,740
Twilio, Inc. Class A (b)	231	11,841
VeriSign, Inc. (b)	25	4,992
		167,435
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (b)	322	31,717
Analog Devices, Inc.	99	15,576
Applied Materials, Inc.	140	18,529
ASML Holding NV (depository receipt)	2	1,198
Axcelis Technologies, Inc. (b)	25	3,188
Cirrus Logic, Inc. (b)	82	5,488
Diodes, Inc. (b)	70	4,556
Enphase Energy, Inc. (b)	41	3,263
First Solar, Inc. (b)	51	7,265
GlobalFoundries, Inc. (b)	320	15,878
Intel Corp.	971	35,442
Lam Research Corp.	38	22,352
Lattice Semiconductor Corp. (b)	40	2,224
Micron Technology, Inc.	236	15,781
Monolithic Power Systems, Inc.	10	4,417
NVIDIA Corp.	720	293,616
NXP Semiconductors NV	294	50,694
ON Semiconductor Corp. (b)	301	18,855
Onto Innovation, Inc. (b)	54	6,068
Qorvo, Inc. (b)	22	1,923
Qualcomm, Inc.	193	21,035
Skyworks Solutions, Inc.	33	2,862
SMART Global Holdings, Inc. (b)	64	877
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	211	18,211
Teradyne, Inc.	25	2,082
Texas Instruments, Inc.	302	42,887
Universal Display Corp.	22	3,062
		649,046
Software - 8.8%
Adobe, Inc. (b)	94	50,014
ANSYS, Inc. (b)	21	5,843
AppLovin Corp. (b)	47	1,713
Aspen Technology, Inc. (b)	6	1,067
Atlassian Corp. PLC (b)	29	5,239
Autodesk, Inc. (b)	80	15,810
Bill Holdings, Inc. (b)	20	1,826
Cadence Design Systems, Inc. (b)	48	11,513
Dolby Laboratories, Inc. Class A	35	2,833
DoubleVerify Holdings, Inc. (b)	58	1,614
Elastic NV (b)	50	3,752
Fair Isaac Corp. (b)	7	5,921
Five9, Inc. (b)	23	1,331
Gen Digital, Inc.	837	13,944
Guidewire Software, Inc. (b)	29	2,614
HubSpot, Inc. (b)	31	13,137
Intapp, Inc. (b)	92	3,146
Intuit, Inc.	70	34,647
Manhattan Associates, Inc. (b)	10	1,950
Microsoft Corp.	1,423	481,126
New Relic, Inc. (b)	16	1,387
Open Text Corp.	136	4,542
Oracle Corp.	227	23,472
Palo Alto Networks, Inc. (b)	32	7,777
PROS Holdings, Inc. (b)	117	3,645
PTC, Inc. (b)	54	7,583
Roper Technologies, Inc.	24	11,726
Salesforce, Inc. (b)	231	46,392
SAP SE sponsored ADR	95	12,730
ServiceNow, Inc. (b)	33	19,201
SPS Commerce, Inc. (b)	40	6,414
Synopsys, Inc. (b)	34	15,961
Tenable Holdings, Inc. (b)	127	5,348
Workday, Inc. Class A (b)	66	13,973
Workiva, Inc. (b)	21	1,829
Zoom Video Communications, Inc. Class A (b)	22	1,320
		842,340
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	2,577	440,074
Avid Technology, Inc. (b)	75	2,027
Hewlett Packard Enterprise Co.	1,066	16,395
HP, Inc.	242	6,372
Western Digital Corp. (b)	185	7,428
		472,296
TOTAL INFORMATION TECHNOLOGY		2,256,614
MATERIALS - 2.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	9	2,542
Axalta Coating Systems Ltd. (b)	118	3,095
Corteva, Inc.	234	11,265
Dow, Inc.	183	8,846
DuPont de Nemours, Inc.	454	33,088
Ecolab, Inc.	139	23,316
Element Solutions, Inc.	193	3,518
Ginkgo Bioworks Holdings, Inc. Class A (b)	873	1,196
International Flavors & Fragrances, Inc.	143	9,774
Linde PLC	83	31,719
LyondellBasell Industries NV Class A	98	8,844
PPG Industries, Inc.	85	10,435
Sherwin-Williams Co.	20	4,764
The Mosaic Co.	144	4,677
		157,079
Containers & Packaging - 0.2%
Amcor PLC	651	5,787
Aptargroup, Inc.	29	3,546
Avery Dennison Corp.	31	5,396
Ball Corp.	121	5,826
		20,555
Metals & Mining - 0.8%
ATI, Inc. (b)	34	1,284
Carpenter Technology Corp.	28	1,756
Commercial Metals Co.	129	5,455
Constellium NV (b)	192	3,034
First Quantum Minerals Ltd.	636	7,370
Freeport-McMoRan, Inc.	900	30,402
Ivanhoe Mines Ltd. (b)	198	1,459
Lundin Mining Corp.	1,055	6,588
Newmont Corp.	201	7,531
Nucor Corp.	50	7,390
Reliance Steel & Aluminum Co.	8	2,035
Royal Gold, Inc.	19	1,982
Southern Copper Corp.	23	1,631
		77,917
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	46	2,359
TOTAL MATERIALS		257,910
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	103	18,354
AvalonBay Communities, Inc.	20	3,315
Crown Castle International Corp.	243	22,594
Digital Realty Trust, Inc.	91	11,317
Elme Communities (SBI)	97	1,238
Equinix, Inc.	32	23,348
Essential Properties Realty Trust, Inc.	55	1,207
Iron Mountain, Inc.	91	5,375
Prologis (REIT), Inc.	255	25,691
SBA Communications Corp. Class A	22	4,590
Simon Property Group, Inc.	25	2,747
Welltower, Inc.	227	18,979
Weyerhaeuser Co.	367	10,529
		149,284
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	281	19,485
Jones Lang LaSalle, Inc. (b)	20	2,558
Zillow Group, Inc.:
Class A (b)	27	959
Class C (b)	65	2,356
		25,358
TOTAL REAL ESTATE		174,642
UTILITIES - 2.2%
Electric Utilities - 1.2%
Avangrid, Inc.	98	2,927
Edison International	233	14,693
Eversource Energy	338	18,181
Exelon Corp.	395	15,381
NextEra Energy, Inc.	630	36,729
PG&E Corp. (b)	1,503	24,499
Southern Co.	50	3,365
		115,775
Gas Utilities - 0.2%
Brookfield Infrastructure Corp. A Shares	107	2,756
New Jersey Resources Corp.	46	1,867
ONE Gas, Inc.	72	4,349
Southwest Gas Holdings, Inc.	24	1,407
UGI Corp.	142	2,954
		13,333
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	32	728
Multi-Utilities - 0.7%
Consolidated Edison, Inc.	262	23,001
Dominion Energy, Inc.	56	2,258
Public Service Enterprise Group, Inc.	565	34,832
Sempra	112	7,843
		67,934
Water Utilities - 0.1%
American Water Works Co., Inc.	35	4,118
Essential Utilities, Inc.	177	5,922
		10,040
TOTAL UTILITIES		207,810
TOTAL COMMON STOCKS (Cost $8,961,858)		8,950,812

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (b) (Cost $3,171)	231	3,220

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c) (Cost $501,945)	501,845	501,945

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $9,466,974)	9,455,977
NET OTHER ASSETS (LIABILITIES) - 0.6% (d)	55,430
NET ASSETS - 100.0%	9,511,407

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Dec 2023	421,225	(1,303)	(1,303)

The notional amount of futures purchased as a percentage of Net Assets is 4.4%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,846 or 0.1% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $22,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	9,906,861	9,404,916	13,045	-	-	501,945	0.0%
Total	-	9,906,861	9,404,916	13,045	-	-	501,945

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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